NOTE 11 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Due to related party	$ 8,296	$ 36,310	$ 9,416
Promissory note to officer		$ 50,000